Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Common Class A USD ($)	Dec. 31, 2011 Common Class A CNY	Dec. 31, 2010 Common Class A CNY	Dec. 31, 2011 Common Class B USD ($)	Dec. 31, 2011 Common Class B CNY	Dec. 31, 2010 Common Class B CNY
Current assets:
Cash and cash equivalents	$ 63,103	397,166	287,173
Term deposits	124,569	784,023
Accounts receivable, net	32,110	202,097	77,043
Amounts due from related parties	10,230	64,388	16,487
Prepayment and other current assets	7,362	46,334	19,389
Deferred tax assets	1,896	11,931	613
Total current assets	239,270	1,505,939	400,705
Non current assets:
Property and equipment, net	6,516	41,012	24,111
Intangible assets, net	860	5,415	2,363
Note receivable			17,600
Other non-current assets	1,927	12,128	2,483
Total non-current assets	9,303	58,555	46,557
Total assets	248,573	1,564,494	447,262
Current liabilities:
Accounts payable	19,211	120,910	54,115
Amounts due to related parties	618	3,889	43,477
Advances from customers	1,143	7,191	7,781
Taxes payable	5,692	35,822	9,970
Salary and welfare payable	7,169	45,119	26,064
Accrued expenses and other current liabilities	6,239	39,276	7,147
Total current liabilities	40,072	252,207	148,554
Long-term liabilities	874	5,504	3,483
Total liabilities	40,946	257,711	152,037
Commitments and contingencies (Note 18)
Mezzanine equity
Series A convertible redeemable preferred shares (US$0.01 par value, 130,000,000 and nil shares authorized, issued and outstanding as of December 31, 2010 and 2011, respectively; aggregate liquidation value of RMB246,000 and nil as of December 31, 2010 and 2011, respectively)			390,183
Shareholders' equity/(deficit):
Ordinary shares				3,178	20,001	2,901	3,504	22,053	22,239
Additional paid-in capital	290,898	1,830,882
Statutory reserves	3,916	24,647	10,314
Accumulated deficit	(88,313)	(555,831)	(129,411)
Accumulated other comprehensive loss	(5,556)	(34,969)	(1,001)
Total shareholders' equity/(deficit)	207,627	1,306,783	(94,958)
Total liabilities, mezzanine equity and shareholders' equity	$ 248,573	1,564,494	447,262